Document And Entity Information	12 Months Ended
Dec. 31, 2022
Document Information Line Items
Entity Registrant Name	SAI.TECH GLOBAL CORPORATION
Document Type	F-3/A
Amendment Flag	true
Amendment Description	SAI.TECH Global Corporation is filing this Amendment No. 2 to its registration statement on Form F-3 (File No. 333-272916) as an exhibits-only filing. Accordingly, this amendment consists only of the cover page, this explanatory note, Item 9 of Part II of the Registration Statement, the signature page to the Registration Statement and the filed exhibit. The remainder of the Registration Statement is unchanged and has therefore been omitted.
Entity Central Index Key	0001847075
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	#01-05 Pearl’s Hill Terrace
Entity Address, Country	SG
Entity Address, Postal Zip Code	168976
City Area Code	+65
Local Phone Number	9656 5641
Business Contact
Document Information Line Items
Entity Address, Address Line One	800 Capitol Street
Entity Address, Postal Zip Code	77002
City Area Code	713
Local Phone Number	651-2600
Contact Personnel Name	Winston & Strawn LLP
Entity Address, Address Line Two	Suite 2400Houston
Entity Address, State or Province	TX